ACQUISITIONS, DEVELOPMENT PROJECTS PLACED IN SERVICE AND DISPOSITIONS	12 Months Ended
Apr. 30, 2015
ACQUISITIONS, DEVELOPMENT PROJECTS PLACED IN SERVICE AND DISPOSITIONS [Abstract]
ACQUISITIONS, DEVELOPMENT PROJECTS PLACED IN SERVICE AND DISPOSITIONS

NOTE 10 • ACQUISITIONS, DEVELOPMENT PROJECTS PLACED IN SERVICE AND DISPOSITIONS

PROPERTY ACQUISITIONS

IRET Properties added approximately $56.3 million of real estate properties to its portfolio through property acquisitions during fiscal year 2015, compared to $43.6 million in fiscal year 2014. The Company expensed approximately $216,000 and $176,000 of transaction costs related to the acquisitions in fiscal years 2015 and 2014, respectively. The fiscal year 2015 and 2014 acquisitions are detailed below.

Fiscal 2015 (May 1, 2014 to April 30, 2015)

		(in thousands)
		Total	Form of Consideration			Investment Allocation
		Acquisition						Intangible
Acquisitions	Date Acquired	Cost	Cash	Units(1)	Other(2)	Land	Building	Assets

Multifamily
152 unit - Homestead Garden - Rapid City, SD(3)	2014-06-02	$15,000	$5,092	$0	$9,908	$655	$14,139	$206
52 unit - Silver Springs - Rapid City, SD	2014-06-02	3,280	1,019	0	2,261	215	3,006	59
68 unit - Northridge - Bismarck, ND	2014-09-12	8,500	8,400	100	0	884	7,516	100
119 unit - Legacy Heights - Bismarck, ND(4)	2015-03-19	15,000	14,300	700	0	1,207	13,742	51

		41,780	28,811	800	12,169	2,961	38,403	416

Unimproved Land
Creekside Crossing - Bismarck, ND	2014-05-22	4,269	4,269	0	0	4,269	0	0
PrairieCare Medical - Brooklyn Park, MN	2014-06-05	2,616	2,616	0	0	2,616	0	0
71 France Phase I - Edina, MN(5)	2014-06-12	1,413	0	0	1,413	1,413	0	0
Monticello 7th Addition - Monticello, MN	2014-10-09	1,660	1,660	0	0	1,660	0	0
71 France Phase II & III - Edina, MN(5)	2014-11-04	3,309	0	0	3,309	3,309	0	0
Minot 1525 24th Ave SW - Minot, ND	2014-12-23	1,250	1,250	0	0	1,250	0	0

		14,517	9,795	0	4,722	14,517	0	0

Total Property Acquisitions		$56,297	$38,606	$800	$16,891	$17,478	$38,403	$416

(1)       Value of limited partnership units of the Operating Partnership at the acquisition date.

(2)       Consists of assumed debt (Homestead Garden I: $9.9 million, Silver Springs: $2.3 million) and value of land contributed by the joint venture partner (71 France: $4.7 million).

(3)       At acquisition the Company adjusted the assumed debt to fair value and recognized approximately $852,000 of goodwill.

(4)       At acquisition, the purchase price included assets in development (land: $804,000, building: $7.8 million, escrow $1.3 million).

(5)       Land was contributed to a joint venture in which the Company has an approximately 52.6% interest. The joint venture is consolidated in IRET’s financial statements.

Fiscal 2014 (May 1, 2013 to April 30, 2014)

		(in thousands)
		Total	Form of Consideration			Investment Allocation
		Acquisition						Intangible
Acquisitions	Date Acquired	Cost	Cash	Units(1)	Other(2)	Land	Building	Assets

Multifamily
71 unit - Alps Park - Rapid City, SD	2013-05-01	$6,200	$2,920	$3,280	$0	$287	$5,551	$362
96 unit - Southpoint - Grand Forks, ND	2013-09-05	10,600	10,400	200	0	576	9,893	131
24 unit - Pinecone Villas - Sartell, MN	2013-10-31	2,800	2,800	0	0	584	2,191	25

		19,600	16,120	3,480	0	1,447	17,635	518

Healthcare
98,174 sq ft Legends at Heritage Place - Sartell, MN	2013-10-31	11,863	11,863	0	0	970	10,511	382
39,500 sq ft Spring Creek Fruitland - Fruitland, ID	2014-02-05	7,050	7,050	0	0	550	6,500	0

		18,913	18,913	0	0	1,520	17,011	382

Unimproved Land
Chateau II - Minot, ND	2013-05-21	179	179	0	0	179	0	0
Jamestown Unimproved - Jamestown, ND	2013-08-09	700	700	0	0	700	0	0
Red 20 - Minneapolis, MN(3)	2013-08-20	1,900	0	0	1,900	1,900	0	0
Legends at Heritage Place - Sartell, MN	2013-10-31	537	537	0	0	537	0	0
Spring Creek Fruitland - Fruitland, ID	2014-01-21	335	335	0	0	335	0	0
Isanti Unimproved - Isanti, MN	2014-02-04	50	50	0	0	50	0	0
Rapid City Unimproved - Rapid City, SD	2014-03-25	1,366	1,366	0	0	1,366	0	0

		5,067	3,167	0	1,900	5,067	0	0

Total Property Acquisitions		$43,580	$38,200	$3,480	$1,900	$8,034	$34,646	$900

(1)       Value of limited partnership units of the Operating Partnership at the acquisition date.

(2)       Consists of value of land contributed by the joint venture partner.

(3)       Land is owned by a joint venture in which the Company has an approximately 58.6% interest. The joint venture is consolidated in IRET’s financial statements.

Acquisitions in fiscal years 2015 and 2014 are immaterial to our real estate portfolio both individually and in the aggregate, and consequently no proforma information is presented. The results of operations from acquired properties are included in the Consolidated Statements of Operations as of their acquisition date. The revenue and net income of our fiscal year 2015 and 2014 acquisitions (excluding development projects placed in service) are detailed below.

	(in thousands)
Year Ended April 30,	2015	2014
Total revenue	$2,565	$1,897
Net loss	$(1)	$(82)

DEVELOPMENT PROJECTS PLACED IN SERVICE

IRET Properties placed approximately $124.5 million of development projects in service during fiscal year 2015, compared to $53.5 million in fiscal year 2014. The fiscal year 2015 and 2014 development projects placed in service are detailed below.

Fiscal 2015 (May 1, 2014 to April 30, 2015)

		(in thousands)
Development Projects Placed in Service (1)	Date Placed in Service	Land	Building	Development Cost

Multifamily
44 unit - Dakota Commons - Williston, ND(2)	2014-07-15	$823	$9,596	$10,419
130 unit - Red 20 - Minneapolis, MN(3)	2014-11-21	1,900	26,412	28,312
233 unit - Commons at Southgate - Minot, ND(4)	2014-12-09	3,691	31,351	35,042
64 unit - Cypress Court II - St. Cloud, MN(5)	2015-01-01	447	6,320	6,767
165 unit - Arcata - Golden Valley, MN(6)	2015-01-01	2,088	29,640	31,728

		8,949	103,319	112,268

Industrial
202,807 sq ft Roseville 3075 Long Lake Road - Roseville, MN	2014-11-10	0	9,036	9,036

Other
4,998 sq ft Minot Southgate Wells Fargo Bank - Minot, ND(7)	2014-11-10	992	2,193	3,185

Total Development Projects Placed in Service		$9,941	$114,548	$124,489

(1)     Development projects that are placed in service in phases are excluded from this table until the entire project has been placed in service. See Note 6 for additional information on the Renaissance Heights project, which was partially placed in service during fiscal years 2014 and 2015.

(2)     Costs paid in prior fiscal years totaled $8.1 million. Additional costs paid in fiscal year 2015 totaled $2.3 million, for a total project cost at April 30, 2015 of $10.4 million.

(3)     Costs paid in prior fiscal years totaled $12.2 million. Additional costs paid in fiscal year 2015 totaled $16.1 million, for a total project cost at April 30, 2015 of $28.3 million. The project is owned by a joint venture entity in which the Company has an approximately 58.6% interest. The joint venture is consolidated in IRET’s financial statements.

(4)     Costs paid in prior fiscal years totaled $26.5 million, respectively. Additional costs paid in fiscal year 2015 totaled $8.5 million, for a total project cost at April 30, 2015 of $35.0 million. The project is owned by a joint venture entity in which the Company has an approximately 52.9% interest. The joint venture is consolidated in IRET’s financial statements.

(5)     Costs paid in prior fiscal years totaled $1.2 million. Additional costs paid in fiscal year 2015 totaled $5.6 million, for a total project cost at April 30, 2015 of $6.8 million. The project is owned by a joint venture entity in which the Company has an approximately 86.1% interest. The joint venture is consolidated in IRET’s financial statements.

(6)     Costs paid in prior fiscal years totaled $11.3 million, respectively. Additional costs paid in fiscal year 2015 totaled $20.4 million, for a total project cost at April 30, 2015 of $31.7 million.

(7)     Costs paid in fiscal year 2015 totaled $3.2 million, including land acquired in fiscal year 2013.

Fiscal 2014 (May 1, 2013 to April 30, 2014)

		(in thousands)
Development Projects Placed in Service (1)	Date Placed in Service	Land	Building	Development Cost

Multifamily
108 unit - Landing at Southgate - Minot, ND(2)	2013-09-04	$2,262	$12,864	$15,126
132 unit - Cypress Court - St. Cloud, MN(3)	2013-11-01	1,136	12,428	13,564
146 unit - River Ridge - Bismarck, ND(4)	2013-12-02	589	24,268	24,857

Total Development Projects Placed in Service		$3,987	$49,560	$53,547

(1)     Development projects that are placed in service in phases are excluded from this table until the entire project has been placed in service. See Note 15 for additional information on the Renaissance Heights I project, which was partially placed in service during the three months ended April 30, 2014.

(2)     Costs paid in prior fiscal years totaled $6.3 million. Costs paid in fiscal year 2014 totaled $8.8 million for a total project cost at April 30, 2014 of $15.1 million. The project is owned by a joint venture entity in which the Company has an approximately 52.9% interest.

(3)     Costs paid in prior fiscal years totaled $5.8 million. Costs paid in fiscal year 2014 totaled $7.8 million for a total project cost at April 30, 2014 of $13.6 million. The project is owned by a joint venture entity in which the Company has an approximately 86.1% interest.

(4)     Costs paid in prior fiscal years totaled $10.1 million. Costs paid in fiscal year 2014 totaled $14.7 million for a total project cost at April 30, 2014 of $24.9 million.

PROPERTY DISPOSITIONS

During fiscal year 2015, the Company disposed of one multifamily property, one healthcare property, one industrial property, fifteen other commercial properties, and two unimproved properties for an aggregate sales price of $76.0 million, compared to dispositions totaling $80.9 million in fiscal year 2014. The fiscal year 2015 and 2014 dispositions are detailed below.

Fiscal 2015 (May 1, 2014 to April 30, 2015)

		(in thousands)
Dispositions	Date Disposed	Sales Price	Book Value and Sales Cost	Gain/(Loss)

Multifamily
83 unit - Lancaster - St. Cloud, MN	2014-09-22	$4,451	$3,033	$1,418

Healthcare
45,222 sq ft Jamestown Medical Office Building - Jamestown, MN	2015-02-05	12,819	8,710	4,109

Industrial
198,600 sq ft Eagan 2785 & 2795 - Eagan, MN	2014-07-15	3,600	5,393	(1,793)

Other
73,338 sq ft Dewey Hill - Edina, MN	2014-05-19	3,100	3,124	(24)
25,644 sq ft Weston Retail - Weston, WI	2014-07-28	n/a	1,176	(1,176)
74,568 sq ft Wirth Corporate Center - Golden Valley, MN	2014-08-29	4,525	4,695	(170)
52,000 sq ft Kalispell Retail - Kalispell, MT	2014-10-15	1,230	1,229	1
34,226 sq ft Fargo Express Center & SC Pad - Fargo, ND	2014-11-18	2,843	2,211	632
79,297 sq ft Northgate I — Maple Grove, MN	2014-12-01	7,200	6,881	319
14,820 sq ft Weston Walgreens — Weston, WI	2015-02-27	5,177	2,152	3,025
26,000 sq ft Northgate II - Maple Grove, MN	2015-03-02	2,725	1,727	998
45,019 sq ft Burnsville Bluffs II - Burnsville, MN	2015-03-25	1,245	2,245	(1,000)
26,186 sq ft Plymouth I - Plymouth, MN	2015-03-25	1,985	1,492	493
26,186 sq ft Plymouth II - Plymouth, MN	2015-03-25	1,625	1,356	269
26,186 sq ft Plymouth III - Plymouth, MN	2015-03-25	2,500	1,977	523
126,936 sq ft Plymouth IV & V - Plymouth, MN	2015-03-25	12,910	11,706	1,204
58,300 sq ft Southeast Tech Center - Eagan, MN	2015-03-25	3,300	4,196	(896)
61,138 sq ft Whitewater Plaza - Minnetonka, MN	2015-03-25	3,035	4,625	(1,590)
13,374 sq ft 2030 Cliff Road - Eagan, MN	2015-04-21	950	834	116

		54,350	51,626	2,724

Unimproved Land
Kalispell Unimproved - Kalispell, MT	2014-10-15	670	670	0
Weston — Weston, WI	2015-02-17	158	158	0

		828	828	0

Total Property Dispositions		$76,048	$69,590	$6,458

Fiscal 2014 (May 1, 2013 to April 30, 2014)

		(in thousands)
Dispositions	Date Disposed	Sales Price	Book Value and Sales Cost	Gain/(Loss)

Multifamily
84 unit - East Park - Sioux Falls, SD	2013-12-18	$2,214	$2,358	$(144)
48 unit - Sycamore Village - Sioux Falls, SD	2013-12-18	1,296	1,380	(84)

		3,510	3,738	(228)

Industrial
41,880 sq ft Bodycote Industrial Building- Eden Prairie, MN	2013-05-13	3,150	1,375	1,775
42,244 sq ft Fargo 1320 45th Street N - Fargo, ND	2013-05-13	4,700	4,100	600
49,620 sq ft Metal Improvement Company - New Brighton, MN	2013-05-13	2,350	1,949	401
172,057 sq ft Roseville 2929 Long Lake Road - Roseville, MN	2013-05-13	9,275	9,998	(723)
322,751 sq ft Brooklyn Park 7401 Boone Ave - Brooklyn Park, MN	2013-09-12	12,800	12,181	619
50,400 sq ft Cedar Lake Business Center - St. Louis Park, MN	2013-09-12	2,550	2,607	(57)
35,000 sq ft API Building - Duluth, MN	2013-09-24	2,553	1,488	1,065
59,292 sq ft Lighthouse - Duluth, MN	2013-10-08	1,825	1,547	278
606,006 sq ft Dixon Avenue Industrial Park - Des Moines, IA	2013-10-31	14,675	10,328	4,347
41,685 sq ft Winsted Industrial Building - Winsted, MN	2014-01-17	725	747	(22)
69,984 sq ft Minnetonka 13600 County Road 62 - Minnetonka, MN	2014-01-30	3,800	3,084	716
42,510 sq ft Clive 2075NW 94th Street - Clive, IA	2014-01-30	2,735	2,675	60

		61,138	52,079	9,059
Other
23,187 sq ft Eagan Community - Eagan, MN	2013-05-14	2,310	2,420	(110)
121,669 sq ft Bloomington Business Plaza - Bloomington, MN	2013-09-12	4,500	7,339	(2,839)
118,125 sq ft Nicollet VII - Burnsville, MN	2013-09-12	7,290	6,001	1,289
42,929 sq ft Pillsbury Business Center - Bloomington, MN	2013-09-12	1,160	1,164	(4)
10,625 sq ft Anoka Strip Center- Anoka, MN	2013-12-23	325	347	(22)
8,400 sq ft Burnsville 2 Strip Center - Burnsville, MN	2014-01-08	650	796	(146)

		16,235	18,067	(1,832)

Total Property Dispositions		$80,883	$73,884	$6,999